Goodwill and Intangible Assets - Finite-lived Intangible Asset Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Finite-lived intangible assets
Impairment of intangible assets	$ 0
Power EPC | Tradename
Finite-lived intangible assets
Impairment of intangible assets		$ 9,100